Index Funds S&P 500® Equal Weight
Schedule of Investments
December 31, 2022 - (Unaudited)
)
COMMON STOCKS — 99.78% Shares Fair Value
Communications — 4.75%
Activision Blizzard, Inc. 2,646 $ 202,552
Alphabet, Inc., Class A
(a)
1,135 100,141
Alphabet, Inc., Class C
(a)
1,006 89,262
AT&T, Inc. 10,417 191,777
Booking Holdings, Inc.
(a)
99 199,513
Charter Communications, Inc., Class A
(a)
522 177,010
Comcast Corp., Class A 5,631 196,916
DISH Network Corp., Class A
(a)
13,492 189,428
Electronic Arts, Inc. 1,595 194,877
Expedia Group, Inc.
(a)
2,114 185,186
Fox Corp., Class A 4,434 134,661
Fox Corp., Class B 2,042 58,095
Interpublic Group of Cos., Inc. 6,201 206,555
Lumen Technologies, Inc. 36,225 189,095
Match Group, Inc.
(a)
4,563 189,319
Meta Platforms, Inc., Class A
(a)
1,716 206,503
Netflix, Inc.
(a)
621 183,120
News Corp., Class A 8,396 152,807
News Corp., Class B 2,589 47,741
Omnicom Group, Inc. 2,629 214,448
Paramount Global, Class B 10,456 176,497
Take-Two Interactive Software, Inc.
(a)
1,949 202,950
T-Mobile US, Inc.
(a)
1,405 196,700
VeriSign, Inc.
(a)
1,006 206,673
Verizon Communications, Inc. 5,318 209,529
Walt Disney Co. (The)
(a)
2,130 185,054
Warner Bros. Discovery, Inc.
(a)
17,932 169,995
4,656,404
Consumer Discretionary — 10.38%
Advance Auto Parts, Inc. 1,363 200,402
Amazon.com, Inc.
(a)
2,232 187,488
Aptiv PLC
(a)
2,132 198,553
AutoZone, Inc.
(a)
81 199,761
Bath & Body Works, Inc. 4,701 198,100
Best Buy Co., Inc. 2,431 194,991
BorgWarner, Inc. 4,914 197,789
Caesars Entertainment, Inc.
(a)
4,031 167,690
CarMax, Inc.
(a)
3,027 184,314
Carnival Corp.
(a)
22,421 180,713
Chipotle Mexican Grill, Inc.
(a)
131 181,761
Copart, Inc.
(a)
3,118 189,855
D.R. Horton, Inc. 2,330 207,696
Darden Restaurants, Inc. 1,395 192,971
Domino's Pizza, Inc. 548 189,827
eBay, Inc. 4,557 188,979

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Consumer Discretionary — 10.38% - continued
Etsy, Inc.
(a)
1,568 $ 187,815
Ford Motor Co. 15,089 175,485
General Motors Co. 5,195 174,760
Genuine Parts Co. 1,091 189,299
Hasbro, Inc. 3,343 203,956
Hilton Worldwide Holdings, Inc. 1,447 182,843
Home Depot, Inc. (The) 620 195,833
Las Vegas Sands Corp.
(a)
4,203 202,037
Lennar Corp., Class A 2,247 203,354
Live Nation Entertainment, Inc.
(a)
2,771 193,250
LKQ Corp. 3,736 199,540
Lowe's Cos., Inc. 986 196,451
Marriott International, Inc., Class A 1,234 183,730
Masco Corp. 4,033 188,220
McDonald's Corp. 731 192,640
MGM Resorts International 5,471 183,443
Mohawk Industries, Inc.
(a)
2,000 204,440
Newell Brands, Inc. 14,797 193,545
NIKE, Inc., Class B 1,817 212,608
Norwegian Cruise Lines Holdings Ltd.
(a)
12,956 158,581
NVR, Inc.
(a)
43 198,341
O'Reilly Automotive, Inc.
(a)
240 202,567
Pool Corp. 601 181,700
PulteGroup, Inc. 4,528 206,160
Ralph Lauren Corp. 1,849 195,384
Ross Stores, Inc. 1,731 200,917
Royal Caribbean Cruises Ltd.
(a)
3,538 174,883
Starbucks Corp. 1,954 193,837
Tapestry, Inc. 5,465 208,107
Tesla, Inc.
(a)
1,111 136,853
TJX Cos., Inc. (The) 2,547 202,741
Tractor Supply Co. 911 204,947
Ulta Beauty, Inc.
(a)
422 197,948
VF Corp. 7,053 194,733
Whirlpool Corp. 1,383 195,639
Wynn Resorts Ltd.
(a)
2,340 192,980
Yum! Brands, Inc. 1,557 199,421
10,169,878
Consumer Staples — 7.21%
Altria Group, Inc. 4,258 194,633
Archer-Daniels-Midland Co. 2,164 200,927
Brown-Forman Corp., Class B 2,928 192,311
Campbell Soup Co. 3,573 202,768
Church & Dwight Co., Inc. 2,485 200,316
Clorox Co. (The) 1,337 187,621
Coca-Cola Co. (The) 3,149 200,308

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Consumer Staples — 7.21% - continued
Colgate-Palmolive Co. 2,557 $ 201,466
Conagra Brands, Inc. 5,231 202,440
Constellation Brands, Inc., Class A 822 190,499
Costco Wholesale Corp. 412 188,078
Dollar General Corp. 818 201,432
Dollar Tree, Inc.
(a)
1,398 197,733
Estee Lauder Cos., Inc. (The), Class A 827 205,187
General Mills, Inc. 2,317 194,280
Hershey Co. (The) 839 194,287
Hormel Foods Corp. 4,229 192,631
J.M. Smucker Co. (The) 1,286 203,780
Kellogg Co. 2,750 195,910
Keurig Dr Pepper, Inc. 5,243 186,965
Kimberly-Clark Corp. 1,461 198,331
Kraft Heinz Co. (The) 4,979 202,695
Kroger Co. (The) 4,280 190,802
Lamb Weston Holdings, Inc. 2,324 207,673
McCormick & Co., Inc., Non-Voting Shares 2,332 193,299
Molson Coors Brewing Co., Class B 3,790 195,261
Mondelez International, Inc., Class A 2,966 197,684
Monster Beverage Corp.
(a)
1,988 201,841
PepsiCo, Inc. 1,086 196,197
Philip Morris International, Inc. 1,948 197,157
Procter & Gamble Co. (The) 1,318 199,756
Sysco Corp. 2,419 184,933
Target Corp. 1,306 194,646
Tyson Foods, Inc., Class A 3,120 194,220
Walgreens Boots Alliance, Inc. 4,919 183,774
Wal-Mart Stores, Inc. 1,369 194,111
7,065,952
Energy — 5.52%
APA Corp. 4,751 221,777
Baker Hughes Co. 7,336 216,632
Chevron Corp. 1,183 212,337
ConocoPhillips 1,808 213,344
Coterra Energy, Inc. 8,124 199,607
Devon Energy Corp. 3,336 205,197
Diamondback Energy, Inc. 1,534 209,821
Enphase Energy, Inc.
(a)
622 164,805
EOG Resources, Inc. 1,635 211,765
EQT Corp. 5,575 188,602
Exxon Mobil Corp. 1,921 211,886
First Solar, Inc.
(a)
1,317 197,273
Halliburton Co. 6,025 237,084
Hess Corp. 1,538 218,119
Kinder Morgan, Inc. 11,396 206,040

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Energy — 5.52% - continued
Marathon Oil Corp. 7,599 $ 205,705
Marathon Petroleum Corp. 1,861 216,602
Occidental Petroleum Corp. 3,177 200,119
ONEOK, Inc. 3,129 205,575
Phillips 66 2,029 211,178
Pioneer Natural Resources Co. 929 212,174
Schlumberger Ltd. 4,234 226,350
SolarEdge Technologies, Inc.
(a)
632 179,027
Targa Resources Corp. 2,898 213,003
Valero Energy Corp. 1,735 220,102
Williams Cos., Inc. (The) 6,102 200,756
5,404,880
Financials — 12.69%
Aflac, Inc. 2,842 204,453
Allstate Corp. (The) 1,547 209,774
American Express Co. 1,292 190,893
American International Group, Inc. 3,181 201,166
Ameriprise Financial, Inc. 619 192,738
Aon PLC, Class A 651 195,391
Arch Capital Group Ltd.
(a)
3,312 207,928
Arthur J. Gallagher & Co. 1,037 195,516
Assurant, Inc. 1,525 190,717
Bank of America Corp. 6,142 203,423
Bank of New York Mellon Corp. (The) 4,448 202,473
Berkshire Hathaway, Inc., Class B
(a)
649 200,476
BlackRock, Inc. 281 199,125
Brown & Brown, Inc. 3,458 197,002
Capital One Financial Corp. 2,107 195,866
Cboe Global Markets, Inc. 1,599 200,627
Charles Schwab Corp. (The) 2,491 207,400
Chubb Ltd. 915 201,849
Cincinnati Financial Corp. 1,877 192,186
Citigroup, Inc. 4,434 200,550
Citizens Financial Group, Inc. 4,994 196,614
CME Group, Inc. 1,112 186,994
Coinbase Global, Inc., Class A
(a)
5,369 190,009
Comerica, Inc. 3,016 201,620
Discover Financial Services 1,931 188,910
Everest Re Group Ltd. 598 198,099
Fifth Third Bancorp 6,047 198,402
First Republic Bank 1,700 207,213
Franklin Resources, Inc. 7,479 197,296
Globe Life, Inc. 1,707 205,778
Goldman Sachs Group, Inc. (The) 553 189,889
Hartford Financial Services Group, Inc. (The) 2,665 202,087
Huntington Bancshares, Inc. 13,668 192,719

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Financials — 12.69% - continued
Intercontinental Exchange, Inc. 1,924 $ 197,383
Invesco Ltd. 10,838 194,976
JPMorgan Chase & Co. 1,504 201,686
KeyCorp 11,416 198,867
Lincoln National Corp. 6,282 192,983
Loews Corp. 3,521 205,381
M&T Bank Corp. 1,314 190,609
Marsh & McLennan Cos., Inc. 1,162 192,288
MetLife, Inc. 2,755 199,379
Morgan Stanley 2,223 188,999
Nasdaq, Inc. 3,146 193,007
Northern Trust Corp. 2,263 200,253
PNC Financial Services Group, Inc. (The) 1,291 203,900
Principal Financial Group, Inc. 2,258 189,491
Progressive Corp. (The) 1,537 199,364
Prudential Financial, Inc. 1,962 195,141
Raymond James Financial, Inc. 1,753 187,308
Regions Financial Corp. 9,032 194,730
Signature Bank 1,678 193,339
State Street Corp. 2,516 195,166
SVB Financial Group
(a)
903 207,817
Synchrony Financial 5,665 186,152
T. Rowe Price Group, Inc. 1,660 181,040
Travelers Cos., Inc. (The) 1,071 200,802
Truist Financial Corp. 4,726 203,360
U.S. Bancorp 4,613 201,173
W.R. Berkley Corp. 2,704 196,229
Wells Fargo & Co. 4,680 193,237
Willis Towers Watson PLC 814 199,088
Zions Bancorporation 4,187 205,833
12,434,164
Health Care — 12.75%
Abbott Laboratories 1,849 203,001
AbbVie, Inc. 1,219 197,003
Agilent Technologies, Inc. 1,300 194,545
Align Technology, Inc.
(a)
1,054 222,289
AmerisourceBergen Corp. 1,203 199,349
Amgen, Inc. 714 187,525
Baxter International, Inc. 3,796 193,482
Becton, Dickinson and Co. 804 204,457
Biogen, Inc.
(a)
697 193,013
Bio-Rad Laboratories, Inc., Class A
(a)
478 200,994
Bio-Techne Corp. 2,464 204,216
Boston Scientific Corp.
(a)
4,302 199,054
Bristol-Myers Squibb Co. 2,522 181,458
Cardinal Health, Inc. 2,564 197,095

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Health Care — 12.75% - continued
Catalent, Inc.
(a)
4,451 $ 200,340
Centene Corp.
(a)
2,306 189,115
Charles River Laboratories International, Inc.
(a)
946 206,133
Cigna Corp. 599 198,472
Cooper Co., Inc. (The) 643 212,621
CVS Health Corp. 1,956 182,280
Danaher Corp. 739 196,145
DaVita, Inc.
(a)
2,675 199,742
DENTSPLY SIRONA, Inc. 6,572 209,252
DexCom, Inc.
(a)
1,708 193,414
Edwards LifeSciences Corp.
(a)
2,687 200,477
Elevance Health, Inc. 379 194,416
Eli Lilly & Co. 551 201,578
Gilead Sciences, Inc. 2,261 194,107
HCA Healthcare, Inc. 837 200,847
Henry Schein, Inc.
(a)
2,450 195,682
Hologic, Inc.
(a)
2,688 201,089
Humana, Inc. 373 191,047
IDEXX Laboratories, Inc.
(a)
473 192,965
Illumina, Inc.
(a)
967 195,527
Incyte Corp.
(a)
2,416 194,053
Intuitive Surgical, Inc.
(a)
735 195,032
IQVIA Holdings, Inc.
(a)
954 195,465
Johnson & Johnson 1,132 199,968
Laboratory Corp. of America Holdings 851 200,393
McKesson Corp. 535 200,689
Medtronic PLC 2,530 196,632
Merck & Co., Inc. 1,828 202,817
Mettler-Toledo International, Inc.
(a)
137 198,027
Moderna, Inc.
(a)
1,122 201,534
Molina Healthcare, Inc.
(a)
583 192,518
Organon & Co. 7,352 205,340
PerkinElmer, Inc. 1,430 200,515
Pfizer, Inc. 3,845 197,018
Quest Diagnostics, Inc. 1,336 209,004
Regeneron Pharmaceuticals, Inc.
(a)
265 191,195
ResMed, Inc. 905 188,358
STERIS PLC 1,036 191,339
Stryker Corp. 813 198,770
Teleflex, Inc. 804 200,703
Thermo Fisher Scientific, Inc. 355 195,495
UnitedHealth Group, Inc. 369 195,636
Universal Health Services, Inc., Class B 1,562 220,070
Vertex Pharmaceuticals, Inc.
(a)
637 183,953
Viatris, Inc. 18,448 205,326
Waters Corp.
(a)
591 202,465

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Health Care — 12.75% - continued
West Pharmaceutical Services, Inc. 832 $ 195,811
Zimmer Biomet Holdings, Inc. 1,599 203,873
Zoetis, Inc., Class A 1,296 189,929
12,484,658
Industrials — 13.98%
3M Co. 1,581 189,594
A.O. Smith Corp. 3,412 195,303
Alaska Air Group, Inc.
(a)
4,463 191,641
Allegion PLC 1,822 191,784
American Airlines Group, Inc.
(a)
14,698 186,959
AMETEK, Inc. 1,430 199,800
Amphenol Corp., Class A 2,533 192,863
Boeing Co. (The)
(a)
1,108 211,063
Carrier Global Corp. 4,623 190,699
Caterpillar, Inc. 875 209,614
CH Robinson Worldwide, Inc. 2,087 191,086
Cintas Corp. 439 198,261
CSX Corp. 6,330 196,103
Cummins, Inc. 835 202,312
Deere & Co. 458 196,372
Delta Air Lines, Inc.
(a)
5,884 193,348
Dover Corp. 1,449 196,209
Eaton Corp. PLC 1,256 197,129
Emerson Electric Co. 2,112 202,879
Expeditors International of Washington, Inc. 1,843 191,525
Fastenal Co. 3,902 184,643
FedEx Corp. 1,154 199,873
Fortive Corp. 3,026 194,421
Generac Holdings, Inc.
(a)
2,146 216,016
General Dynamics Corp. 805 199,728
General Electric, Co. 2,442 204,614
Honeywell International, Inc. 940 201,442
Howmet Aerospace Inc. 5,233 206,233
Huntington Ingalls Industries, Inc. 852 196,539
IDEX Corp. 845 192,939
Illinois Tool Works, Inc. 905 199,372
Ingersoll Rand, Inc. 3,735 195,154
Jacobs Solutions, Inc. 1,639 196,794
JB Hunt Transport Services, Inc. 1,118 194,934
Johnson Controls International PLC 3,024 193,536
Keysight Technologies, Inc.
(a)
1,101 188,348
L3 Harris Technologies, Inc. 923 192,178
Lockheed Martin Corp. 412 200,434
Nordson Corp. 853 202,775
Norfolk Southern Corp. 815 200,832
Northrop Grumman Corp. 376 205,149

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Industrials — 13.98% - continued
Old Dominion Freight Line, Inc. 681 $ 193,254
Otis Worldwide Corp. 2,534 198,438
PACCAR, Inc. 1,964 194,377
Parker-Hannifin Corp. 687 199,917
Pentair PLC 4,413 198,497
Quanta Services, Inc. 1,343 191,378
Raytheon Technologies Corp. 2,024 204,262
Republic Services, Inc. 1,465 188,970
Robert Half International, Inc. 2,724 201,113
Rockwell Automation, Inc. 766 197,299
Rollins, Inc. 5,164 188,693
Roper Technologies, Inc. 461 199,193
Snap-on, Inc. 850 194,217
Southwest Airlines Co.
(a)
5,232 176,161
Stanley Black & Decker, Inc. 2,510 188,551
TE Connectivity Ltd. 1,634 187,583
Teledyne Technologies, Inc.
(a)
491 196,356
Textron, Inc. 2,774 196,399
Trane Technologies PLC 1,135 190,782
Transdigm Group, Inc. 326 205,266
Trimble, Inc.
(a)
3,458 174,836
Union Pacific Corp. 941 194,853
United Airlines Holdings, Inc.
(a)
4,621 174,212
United Parcel Service, Inc., Class B 1,120 194,701
United Rentals, Inc.
(a)
564 200,456
W.W. Grainger, Inc. 338 188,013
Wabtec Corp. 1,981 197,724
Waste Management, Inc. 1,192 187,001
Xylem, Inc. 1,788 197,699
13,690,699
Materials — 5.67%
Air Products & Chemicals, Inc. 632 194,820
Albemarle Corp. 786 170,452
Amcor PLC 16,077 191,477
Avery Dennison Corp. 1,119 202,539
Ball Corp. 3,713 189,883
Celanese Corp. 1,943 198,652
CF Industries Holdings, Inc. 2,015 171,678
Corteva, Inc. 3,157 185,568
Dow, Inc. 3,962 199,645
DuPont de Nemours, Inc. 2,887 198,135
Eastman Chemical Co. 2,335 190,162
Ecolab, Inc. 1,323 192,576
FMC Corp. 1,571 196,061
Freeport-McMoRan, Inc. 5,153 195,814
International Flavors & Fragrances, Inc. 1,854 194,373

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Materials — 5.67% - continued
International Paper Co. 5,512 $ 190,881
Linde PLC 598 195,056
LyondellBasell Industries N.V., Class A 2,442 202,760
Martin Marietta Materials, Inc. 557 188,249
Mosaic Co. (The) 4,248 186,360
Newmont Corp. 4,286 202,299
Nucor Corp. 1,352 178,207
Packaging Corp. of America 1,472 188,284
PPG Industries, Inc. 1,525 191,754
Sealed Air Corp. 3,916 195,329
Sherwin-Williams Co. (The) 787 186,779
Steel Dynamics, Inc. 1,960 191,492
Vulcan Materials Co. 1,090 190,870
WestRock Co. 5,543 194,892
5,555,047
Real Estate — 5.89%
Alexandria Real Estate Equities, Inc. 1,332 194,032
American Tower Corp. 930 197,030
AvalonBay Communities, Inc. 1,172 189,301
Boston Properties, Inc. 2,986 201,793
Camden Property Trust 1,715 191,874
CBRE Group, Inc., Class A
(a)
2,622 201,789
Crown Castle International Corp. 1,423 193,016
Digital Realty Trust, Inc. 1,859 186,402
Equinix, Inc. 294 192,579
Equity Residential 3,170 187,030
Essex Property Trust, Inc. 926 196,238
Extra Space Storage, Inc. 1,270 186,919
Federal Realty Investment Trust 1,847 186,621
Healthpeak Properties, Inc. 7,845 196,674
Host Hotels & Resorts, Inc. 11,242 180,434
Invitation Homes, Inc. 6,296 186,613
Iron Mountain, Inc. 3,655 182,202
Kimco Realty Corp. 9,160 194,009
Mid-America Apartment Communities, Inc. 1,230 193,098
Prologis, Inc. 1,710 192,768
Public Storage 668 187,167
Realty Income Corp. 3,086 195,745
Regency Centers Corp. 3,026 189,125
SBA Communications Corp., Class A 690 193,414
Simon Property Group, Inc. 1,704 200,186
UDR, Inc. 4,986 193,108
Ventas, Inc. 4,378 197,229
VICI Properties, Inc. 5,861 189,896
Welltower, Inc. 2,983 195,536

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Real Estate — 5.89% - continued
Weyerhaeuser Co. 6,318 $ 195,858
5,767,686
Technology — 14.86%
Accenture PLC, Class A 690 184,120
Adobe, Inc.
(a)
601 202,255
Advanced Micro Devices, Inc.
(a)
2,899 187,768
Akamai Technologies, Inc.
(a)
2,234 188,326
Analog Devices, Inc. 1,179 193,391
ANSYS, Inc.
(a)
822 198,587
Apple, Inc. 1,399 181,772
Applied Materials, Inc. 1,852 180,348
Arista Networks, Inc.
(a)
1,555 188,699
Autodesk, Inc.
(a)
1,024 191,355
Automatic Data Processing, Inc. 774 184,878
Broadcom, Inc. 365 204,083
Broadridge Financial Solutions, Inc. 1,400 187,782
Cadence Design Systems, Inc.
(a)
1,215 195,178
CDW Corp. 1,072 191,438
Ceridian HCM Holding, Inc.
(a)
3,065 196,620
Cisco Systems, Inc. 4,104 195,515
Cognizant Technology Solutions Corp., Class A 3,409 194,961
Corning, Inc. 6,023 192,375
CoStar Group, Inc.
(a)
2,465 190,495
DXC Technology Co.
(a)
7,556 200,233
EPAM Systems, Inc.
(a)
578 189,434
Equifax, Inc. 1,007 195,721
F5, Inc.
(a)
1,330 190,868
FactSet Research Systems, Inc. 443 177,736
Fidelity National Information Services, Inc. 2,830 192,016
Fiserv, Inc.
(a)
1,976 199,714
FleetCor Technologies, Inc.
(a)
1,084 199,109
Fortinet, Inc.
(a)
3,815 186,515
Garmin Ltd. 2,093 193,163
Gartner, Inc.
(a)
579 194,625
Global Payments, Inc. 2,033 201,917
Hewlett Packard Enterprise Co. 12,315 196,546
HP, Inc. 7,050 189,434
Intel Corp. 7,043 186,146
International Business Machines Corp. 1,353 190,624
Intuit, Inc. 497 193,442
Jack Henry & Associates, Inc. 1,096 192,414
Juniper Networks, Inc. 6,142 196,298
KLA Corp. 505 190,400
Lam Research Corp. 442 185,773
Leidos Holdings, Inc. 1,861 195,759
MarketAxess Holdings, Inc. 708 197,454

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Technology — 14.86% - continued
MasterCard, Inc., Class A 570 $ 198,206
Microchip Technology, Inc. 2,621 184,125
Micron Technology, Inc. 3,624 181,128
Microsoft Corp. 811 194,494
Monolithic Power Systems, Inc. 515 182,109
Moody's Corp. 691 192,526
Motorola Solutions, Inc. 749 193,025
MSCI, Inc. 404 187,929
NetApp, Inc. 3,094 185,826
NortonLifeLock, Inc. 8,772 187,984
NVIDIA Corp. 1,169 170,838
NXP Semiconductors N.V. 1,171 185,053
ON Semiconductor Corp.
(a)
2,819 175,821
Oracle Corp. 2,490 203,533
Paychex, Inc. 1,664 192,292
Paycom Software, Inc.
(a)
633 196,426
PayPal Holdings, Inc.
(a)
2,703 192,507
PTC, Inc.
(a)
1,641 196,986
Qorvo, Inc.
(a)
2,038 184,724
Qualcomm, Inc. 1,671 183,710
S&P Global, Inc. 573 191,921
Salesforce.com, Inc.
(a)
1,516 201,006
Seagate Technology PLC 3,673 193,237
ServiceNow, Inc.
(a)
505 196,076
Skyworks Solutions, Inc. 2,104 191,738
Synopsys, Inc.
(a)
610 194,767
Teradyne, Inc. 2,152 187,977
Texas Instruments, Inc. 1,142 188,681
Tyler Technologies, Inc.
(a)
615 198,282
Verisk Analytics, Inc. 1,090 192,298
Visa, Inc., Class A 953 197,995
Western Digital Corp.
(a)
5,569 175,702
Zebra Technologies Corp., Class A
(a)
791 202,820
14,547,029
Utilities — 6.08%
AES Corp. 6,973 200,543
Alliant Energy Corp. 3,596 198,535
Ameren Corp. 2,244 199,536
American Electric Power Co., Inc. 2,059 195,502
American Water Works Co., Inc. 1,274 194,183
Atmos Energy Corp. 1,690 189,398
CenterPoint Energy, Inc. 6,531 195,865
CMS Energy Corp. 3,196 202,403
Consolidated Edison, Inc. 2,060 196,339
Constellation Energy Corp. 2,216 191,041
Dominion Energy, Inc. 3,413 209,286

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 99.78% - continued Shares Fair Value
Utilities — 6.08% - continued
DTE Energy Co. 1,697 $ 199,448
Duke Energy Corp. 1,982 204,126
Edison International 3,023 192,323
Entergy Corp. 1,702 191,475
Evergy, Inc. 3,187 200,558
Eversource Energy 2,366 198,365
Exelon Corp. 4,801 207,547
FirstEnergy Corp. 4,794 201,060
NextEra Energy, Inc. 2,353 196,711
Nisource, Inc. 7,261 199,097
NRG Energy, Inc. 6,161 196,043
PG&E Corp.
(a)
12,797 208,080
Pinnacle West Capital Corp. 2,566 195,119
PPL Corp. 6,869 200,712
Public Service Enterprise Group, Inc. 3,327 203,845
Sempra Energy 1,234 190,702
Southern Co. (The) 2,909 207,733
WEC Energy Group, Inc. 2,078 194,833
Xcel Energy, Inc. 2,847 199,603
5,960,011
Total Common Stocks (Cost $79,318,090) 97,736,408
EXCHANGE-TRADED FUNDS — 0.15% Shares Fair Value
SPDR S&P 500 ETF Trust 380 145,323
Total Exchange-Traded Funds (Cost $144,651) 145,323
Total Investments — 99.93% (Cost $79,462,741) 97,881,731
Other Assets in Excess of Liabilities — 0.07% 69,836
NET ASSETS — 100.00% $ 97,951,567
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt